Other Income and Expenses - Summary of Other Income and Expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets		$ 968
Gain on sale of long-lived assets		208	$ 130
Sale of waste material		25	20	$ 21
Insurance rebates		71	35
Foreign exchange gain			112	26
Other investment in shares		3,245	2,011
Recycling of cumulative gain on sale of joint venture			212
Recoveries of prior years		881	594	896
Others		489	229	70
Other income	$ 287	5,887	3,343	1,013
Contingencies associated with prior acquisitions or disposals				149
Loss on sale of property, plant and equipment				67
Recoveries of prior years		41		44
Impairment of long-lived assets	$ 70	1,427	5,102	1,018
Loss in write-off of intangible assets			375
Disposal of long-lived assets		579	915	861
Contingencies		187	804	589
Severance payments		305	465	1,207
Donations		433	605	489
Legal fees and other expenses from past acquisitions		127		17
Foreign exchange loss		86
Items Without Tax Requirements		172
Effect of taxes paid on previous years			3,253
Other		370	862	464
Other expenses		3,727	12,381	4,905
Corporacin Grupo FYBECA S.A.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets		1,170
Campo Verde
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets		$ 256
Compania Panamena de Bebidas, S.A.P.I. de C.V.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			1,463	$ 948
Leao Alimentos e Bebidas, L T DA
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			1,038
Specialty's Caf & Bakery, Inc
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			2,021
Doa Tota
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			$ 576